Statutory equity and income (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Aggregate statutory capital and surplus	$ 79.4	$ 73.3
Statutory RBC required	$ 75.8	$ 60.8